Prepaid Expense and Other Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets
Prepaid Expense and Other Assets
6.	Prepaid Expense and Other Assets

Prepaid expense and other assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments and deposits	87,444	86,043
Fund receivable from external payment network providers(1)	59,929	50,781
Advances to suppliers	40,982	30,897
Value-added tax recoverable	14,607	20,507
Option exercise proceeds receivable and withholding IIT	6,477	9,926
Others	35,386	39,141
Total	244,825	237,295
Less: impairment provision(2)	(40,000)	(40,000)
Less: allowance for doubtful accounts(3)	(14,979)	(14,654)
Prepaid expense and other assets, net	189,846	182,641
(1)

The Group opened accounts with external online payment service providers to collect and transfer insurance premiums to insurance companies, as well as to collect donor’s donation and mutual aid funds prior to transferring them to custodian bank. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of donation, which were subsequently transferred to the Group’s bank accounts or custodian accounts if they related to donor’s donations. The balance also includes insurance premium collected by the Group on behalf of insurance companies but not yet transferred to the insurance companies deposited in accounts of external online payment service providers. The amount was settled shortly after year end.

(2)	Impairment provision for prepayment for the years ended December 31, 2022, 2023 and 2024 were RMB372, RMB1,000 and RMB nil, respectively.

The movements in the impairment provision are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	(39,372)	(40,000)
Additions	(1,000)	—
Write-off	372	—
Balance at end of the year	(40,000)	(40,000)

(3)

RMB 12,635, RMB 923 and RMB124 of allowance for doubtful accounts on deposits and other receivables were recorded in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024.

6.	Prepaid Expense and Other Assets (continued)

The movements in the allowance for doubtful accounts are as follows:

	As of
	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	(12,635)	(14,979)
Impact of adoption of ASC 326	(1,605)	—
Additions	(965)	(1,154)
Reversals	42	1,030
Write-off	184	449
Balance at end of the year	(14,979)	(14,654)